Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016	Aug. 31, 2018 CNY (¥)
Non-current deferred tax assets:
Tax loss carry forward	$ 16,805	¥ 117,946		¥ 114,777
Accrued expenses and other payables	8,895	45,115		60,752
Others	327	1,349		2,234
Less: valuation allowance	(17,127)	(126,535)		(116,979)
Non-current deferred tax assets, net	8,900	37,875		60,784
Non-current deferred tax liabilities:
Unrealized gain on investments	(2,118)	(3,870)		(14,465)
Unrealized gain on available-for-sale securities		(2,505)
Accelerated depreciation of fixed assets	(630)			(4,297)
Intangible assets	(4,113)	(2,404)		(28,095)
Non-current deferred tax liabilities, net	(6,861)	(8,779)		(46,857)
Deferred tax assets, net	$ 2,039	¥ 29,096		13,927
Cumulative loss period for recording valuation allowance	3 years	3 years	3 years
Taxable losses can be carried forward	$ 67,799			¥ 463,070